Share-based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares $ / shares	Dec. 31, 2017 CAD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options granted	1,724,000	1,911,000
Weighted average grant-date fair value	$ 1.44	$ 0.61
Average exercise price, exercisable	1.52
Weighted average fair value at measurement date share options granted	$ 2,982,000	$ 1,301,000
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | shares	400,000	400,000
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Long-term financial liability	$ 1,513,000	$ 5,714,000
Number of share options granted in share-based payment arrangement | shares	385,000	620,000
Weighted average fair value at measurement date share awards granted per share | $ / shares	$ 2.86	$ 1.27
Directors, executives and employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options granted | shares	1,724,500	1,910,500
Total fair value of options granted	$ 2,483,000	$ 1,165,000
Weighted average grant-date fair value	1.44	0.61
Average exercise price, exercisable	$ 2.84	$ 1.25
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum allowable under the plan	9.50%
Options exercisable period	Five years
Top of range [member] | Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance factor	250.00%
Weighted average fair value at measurement date share awards granted per share | $ / shares	$ 4.70	$ 2.33
Top of range [member] | Independent directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum allowable under the plan for independent directors	1.00%
Top of range [member] | Directors, executives and employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercise period	5 years
Bottom of range [member] | Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance factor	0.00%
Bottom of range [member] | Directors, executives and employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercise period	3 years